Fair Value Measurements and Disclosures - Schedule of Participation Right Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Participation Right Liability, Beginning Balance	$ 3,105	$ 3,105
Change in fair value of participation right liability	725	564
Settlement of participation right liability	(3,830)	0
Participation Right Liability, Ending Balance	$ 0	$ 3,105